TETON Westwood Equity Fund
Schedule of Investments—June 30, 2025 (Unaudited)
1
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Shares
Market
Value
COMMON STOCKS — 97 .2%
Aerospace — 4 .1%
5,737 BWX Technologies Inc. ...................................... $ 826,472
3,119 General Dynamics Corp. ................................... 909,688
1,736,160
Banking — 2 .2%
19,720 Bank of America Corp. ...................................... 933,150
Business Services — 4 .4%
2,568 TopBuild Corp. † ................................................ 831,364
2,810 Visa Inc. , Cl. A .................................................... 997,691
1,829,055
Commercial Services and Supplies — 4 .0%
8,131 Veralto Corp. ...................................................... 820,824
3,796 Waste Management Inc. .................................... 868,601
1,689,425
Computer Software and Services — 10 .4%
2,434 Accenture plc , Cl. A ........................................... 727,498
988 Adobe Inc. † ........................................................ 382,237
6,578 Alphabet Inc. , Cl. A ........................................... 1,159,241
2,665 Microsoft Corp. .................................................. 1,325,598
2,778 Salesforce Inc. ..................................................... 757,533
4,352,107
Consumer Products — 1 .7%
7,401 Church & Dwight Co. Inc. ................................ 711,310
Diversified Industrial — 1 .0%
811 Deere & Co. ........................................................ 412,385
Energy and Energy Services — 2 .9%
3,434 EOG Resources Inc. ........................................... 410,741
8,774 The Southern Co. ............................................... 805,716
1,216,457
Energy: Integrated — 3 .8%
11,895 NextEra Energy Inc. .......................................... 825,751
7,505 WEC Energy Group Inc. ................................... 782,021
1,607,772
Energy: Oil — 3 .7%
5,434 Chevron Corp. ................................................... 778,094
7,331 Exxon Mobil Corp. ............................................ 790,282
1,568,376
Entertainment — 2 .6%
8,810 The Walt Disney Co. .......................................... 1,092,528
Equipment and Supplies — 3 .6%
7,559 Boise Cascade Co. .............................................. 656,272
2,148 Hubbell Inc. ........................................................ 877,265
1,533,537
Financial Services — 19 .4%
2,692 Arthur J. Gallagher & Co. ................................. 861,763
1,529 Berkshire Hathaway Inc. , Cl. B † ....................... 742,742
6,170 Intercontinental Exchange Inc. ......................... 1,132,010
5,920 JPMorgan Chase & Co. ...................................... 1,716,267
8,475 SouthState Corp. ................................................ 779,954
1,426 The Goldman Sachs Group Inc. ........................ 1,009,252
3,702 The Progressive Corp. ....................................... 987,916
11,480 Wells Fargo & Co. .............................................. 919,778
8,149,682
Shares
Market
Value
Food and Beverage — 2 .8%
2,700 PepsiCo Inc. ........................................................ $ 356,508
4,944 The Hershey Co. ................................................ 820,457
1,176,965
Health Care — 8 .0%
9,497 Abbott Laboratories ........................................... 1,291,687
5,177 Johnson & Johnson ............................................ 790,787
590 McKesson Corp. ................................................. 432,340
1,862 Vertex Pharmaceuticals Inc. † ............................ 828,962
3,343,776
Real Estate — 2 .1%
8,243 Prologis Inc. , REIT ............................................. 866,504
Real Estate Investment Trusts — 2 .8%
10,606 Agree Realty Corp. ............................................ 774,875
1,809 American Tower Corp. ...................................... 399,825
1,174,700
Retail — 8 .4%
4,826 Amazon.com Inc. † ............................................. 1,058,776
3,802 Darden Restaurants Inc. .................................... 828,722
8,895 O'Reilly Automotive Inc. † ................................. 801,707
8,627 Walmart Inc. ....................................................... 843,548
3,532,753
Semiconductors — 4 .2%
11,471 Marvell Technology Inc. .................................... 887,856
4,168 Texas Instruments Inc. ....................................... 865,360
1,753,216
Telecommunications — 2 .0%
3,516 T-Mobile US Inc. ................................................ 837,722
Transportation — 3 .1%
5,654 Union Pacific Corp. ............................................ 1,300,872
TOTAL COMMON STOCKS ......................... 40,818,452
SHORT TERM INVESTMENT — 2 .8%
Other Investment Companies — 2 .8%
1,177,059 Dreyfus Treasury Securities Cash
Management - Institutional Shares , 4.110% * 1,177,059
TOTAL INVESTMENTS — 100.0%
(Cost $ 36,060,662 ) ........................................... $ 41,995,511
* 1 day yield as of June 30, 2025.
† Non-income producing security.
REIT Real Estate Investment Trust